Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Employee Stock Purchase Plan (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 145,005,000	$ 7,660,000	$ 328,978,000	$ 15,849,000	$ 31,487,000	$ 15,154,000	$ 1,490,000
Unrecognized compensation costs, stock options	$ 73,000,000		$ 73,000,000
ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares)			2,000,000
ESPP | 2025 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)	10,000,000,000,000		10,000,000,000,000
Percentage of outstanding stock maximum			1.00%
Maximum number of shares allowable under plan	100,000,000,000,000		100,000,000,000,000
Purchase price of common stock			85.00%
Shares issued (in shares)			0
Unrecognized compensation costs, stock options	$ 0		$ 0